Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
OPERATING ACTIVITIES:
Net income	$ 33,072,000	¥ 2,737,000,000	¥ 2,456,000,000	¥ 5,307,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	56,525,000	4,678,000,000	4,807,000,000	4,546,000,000
Share-based compensation (Note 14)	604,000	50,000,000	55,000,000	54,000,000
Provision for returns and doubtful receivables - net	(4,567,000)	(378,000,000)	(360,000,000)	(725,000,000)
Deferred income taxes	(17,774,000)	(1,471,000,000)	(1,587,000,000)	496,000,000
Loss on sale or disposal of property, plant and equipment - net	1,269,000	105,000,000	25,000,000	33,000,000
Impairment charges on property, plant and equipment (Note 20)	1,293,000	107,000,000	23,000,000	29,000,000
Impairment charges on goodwill (Notes 8 and 20)	10,101,000	836,000,000	71,000,000
Impairment charges on other intangible assets (Notes 8 and 20)	11,310,000	936,000,000	1,023,000,000
Gain on sale or exchange of marketable securities and investments - net (Note 3)	(4,519,000)	(374,000,000)	(7,000,000)	(19,000,000)
Impairment charges on marketable securities and investments (Note 3)	19,152,000	1,585,000,000	1,460,000,000	3,550,000,000
Equity in net income of affiliated companies, less dividends	(6,839,000)	(566,000,000)	(492,000,000)	(296,000,000)
Changes in assets and liabilities:
Decrease in notes and accounts receivable	5,087,000	421,000,000	1,794,000,000	2,109,000,000
Decrease (increase) in inventories	5,075,000	420,000,000	806,000,000	(2,494,000,000)
Decrease in other current assets	1,510,000	125,000,000	331,000,000	105,000,000
Increase (decrease) in notes and accounts payable	12,168,000	1,007,000,000	(2,525,000,000)	841,000,000
(Decrease) increase in liability for termination and retirement benefits	(3,806,000)	(315,000,000)	439,000,000	(1,209,000,000)
(Decrease) increase in accrued expenses, income taxes payable and other current liabilities	(2,006,000)	(166,000,000)	996,000,000	(3,550,000,000)
Other	3,829,000	317,000,000	134,000,000	(609,000,000)
Net cash provided by operating activities	121,484,000	10,054,000,000	9,449,000,000	8,168,000,000
INVESTING ACTIVITIES:
Increase in time deposits - net	(8,821,000)	(730,000,000)
Proceeds from sales and redemption of marketable securities	39,306,000	3,253,000,000	12,131,000,000	7,124,000,000
Payments to acquire marketable securities	(15,539,000)	(1,286,000,000)	(7,846,000,000)	(5,439,000,000)
Proceeds from sales of property, plant and equipment	6,646,000	550,000,000	468,000,000	159,000,000
Capital expenditures	(32,165,000)	(2,662,000,000)	(3,998,000,000)	(2,362,000,000)
Payments to acquire intangible assets (Note 8)	(8,108,000)	(671,000,000)	(1,755,000,000)	(1,846,000,000)
Proceeds from sales of investments	11,938,000	988,000,000	5,000,000	30,000,000
Payments to acquire investments	(11,781,000)	(975,000,000)	(2,019,000,000)	(1,871,000,000)
Cash balances of subsidiary acquired through share exchanges (Note 7)			362,000,000
Other	(157,000)	(13,000,000)	(46,000,000)	(509,000,000)
Net cash used in investing activities	(18,681,000)	(1,546,000,000)	(2,698,000,000)	(4,714,000,000)
FINANCING ACTIVITIES:
Decrease in short-term bank loans - net	(21,725,000)	(1,798,000,000)	(442,000,000)	(279,000,000)
Proceeds from issuance of long-term debt	2,417,000	200,000,000
Repayments of long-term debt	(1,257,000)	(104,000,000)	(350,000,000)	(48,000,000)
Repurchase of treasury stock	(7,914,000)	(655,000,000)	(1,148,000,000)	(3,537,000,000)
Sale of treasury stock	3,407,000	282,000,000	13,000,000
Dividends paid on common stock	(34,123,000)	(2,824,000,000)	(3,511,000,000)	(3,584,000,000)
Net cash used in financing activities	(59,195,000)	(4,899,000,000)	(5,438,000,000)	(7,448,000,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(11,419,000)	(945,000,000)	65,000,000	(1,110,000,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS - (Forward)	32,189,000	2,664,000,000	1,378,000,000	(5,104,000,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	293,826,000	24,317,000,000	22,939,000,000	28,043,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	326,015,000	26,981,000,000	24,317,000,000	22,939,000,000
Cash paid for:
Interest	1,100,000	91,000,000	98,000,000	75,000,000
Income taxes	43,826,000	3,627,000,000	2,078,000,000	7,268,000,000
NONCASH INVESTING ACTIVITIES:
Fair value of certain marketable securities received in exchange for other marketable securities with a carrying values of Yen 5 million in 2010			11,000,000	9,000,000
Acquisition of marketable securities by assuming payment obligation	2,417,000	200,000,000
Acquisition of subsidiary through share exchange (Note 7)			¥ 2,489,000,000